Common, subordinated and preferred units (Details) - shares		1 Months Ended	12 Months Ended
	Dec. 07, 2016	Dec. 16, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common And Subordinated Units [Line Items]
Offering	6,000,000
Option exercises		17.60
Common units public [Member]
Common And Subordinated Units [Line Items]
Begining Balance			17,639,039	11,040,000	11,040,000
Awards to non-employee directors as compensation for directors' fees			9,805	10,650
Offering			0	6,000,000
Option exercises				588,389
Ending Balance			17,648,844	17,639,039	11,040,000
Common units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Begining Balance			2,116,060	2,116,060	2,116,060
Awards to non-employee directors as compensation for directors' fees			0	0
Offering			0	0
Option exercises				0
Ending Balance			2,116,060	2,116,060	2,116,060
Subordinated units [Member]
Common And Subordinated Units [Line Items]
Begining Balance			13,156,060	13,156,060	13,156,060
Awards to non-employee directors as compensation for directors' fees			0	0
Offering			0	0
Option exercises				0
Ending Balance			13,156,060	13,156,060	13,156,060
8.75% Series A Preferred Units [Member]
Common And Subordinated Units [Line Items]
Begining Balance			0	0	0
Awards to non-employee directors as compensation for directors' fees			0	0
Offering			4,600,000	0
Option exercises				0
Ending Balance			4,600,000	0	0